Shareholders' Equity - Share-based Compensation, Stock Options, Acquisition of ACS (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2009 year	Jul. 31, 2009 year	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 05, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
stock options issued and outstanding				42,136
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				96,662	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.00	$ 6.79	$ 0.00
Strike price	$ 6.33	$ 6.89	$ 123,000,000.00	$ 123,000,000.00	$ 85,000,000.00
Expected volatility	38.05%	37.90%
Risk-free interest rate	1.96%	0.23%
Dividend yield	1.97%	1.97%
Expected term	4.20	0.75
Share Based Compensation, Options Granted, Acquisition of ACE, Black-Scholes, Fair Value						222,000,000
Stock Based Compensation, Options Granted, Acquisition ACS, Pre Acquisition Grant						168,000,000
Share Based Compensation, Options Granted, Acquisition-ACS, Other						$ 54,000,000